Note 16 - Stock Based Compensation (Detail) - Options Outstanding (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Outstanding Shares (in Shares)	356,030
Options Outstanding Weighted Average Exercise Price	$ 16.29	$ 16.58	$ 16.55
Options Outstanding Weighted Average Contractual Life (years)	4 years 6 months	5 years 36 days
Exercisable Shares (in Shares)	303,270,000
Exercisable Weighted Average Exercise Price	$ 17.95
Range One [Member]
Range of exercise prices	$ 5.19
Range of exercise prices	$ 8.00
Options Outstanding Shares (in Shares)	97,700
Options Outstanding Weighted Average Exercise Price	$ 6.61
Options Outstanding Weighted Average Contractual Life (years)	6 years 292 days
Exercisable Shares (in Shares)	60,320,000
Exercisable Weighted Average Exercise Price	$ 7.03
Range Two [Member]
Range of exercise prices	$ 8.01
Range of exercise prices	$ 16.00
Options Outstanding Shares (in Shares)	90,950
Options Outstanding Weighted Average Exercise Price	$ 12.87
Options Outstanding Weighted Average Contractual Life (years)	5 years 292 days
Exercisable Shares (in Shares)	75,570,000
Exercisable Weighted Average Exercise Price	$ 13.74
Range Three [Member]
Range of exercise prices	$ 16.01
Range of exercise prices	$ 23.00
Options Outstanding Shares (in Shares)	89,215
Options Outstanding Weighted Average Exercise Price	$ 22.42
Options Outstanding Weighted Average Contractual Life (years)	3 years 146 days
Exercisable Shares (in Shares)	89,215,000
Exercisable Weighted Average Exercise Price	$ 22.42
Range Four [Member]
Range of exercise prices	$ 23.01
Range of exercise prices	$ 26.18
Options Outstanding Shares (in Shares)	78,165
Options Outstanding Weighted Average Exercise Price	$ 25.36
Options Outstanding Weighted Average Contractual Life (years)	1 year 146 days
Exercisable Shares (in Shares)	78,165,000
Exercisable Weighted Average Exercise Price	$ 25.36